Document and Entity Information	Apr. 15, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 15, 2025
Entity Registrant Name	Hanesbrands Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address Address Line 1	101 N. Cherry Street
Entity Address City Or Town	Winston-Salem
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27101
City Area Code	336
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001359841
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1000 East Hanes Mill Road
Entity Address City Or Town	Winston-Salem
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27105